Dec. 19, 2019
Money Market Obligations Trust

Federated Government Obligations Fund

SELECT SHARES (TICKER GRTXX)
SERVICE SHARES (TICKER GOSXX)
CAPITAL SHARES (TICKER GOCXX)

Federated Treasury Obligations Fund

INSTITUTIONAL SHARES (TICKER TOIXX)
SERVICE SHARES (TICKER TOSXX)
CAPITAL SHARES (TICKER TOCXX)

Federated U.S. Treasury Cash Reserves

INSTITUTIONAL SHARES (TICKER UTIXX)
SERVICE SHARES (TICKER TISXX)

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES AND PROSPECTUSES

Each of the Federated Funds listed in the table below has entered into an Agreement and Plan of Reorganization (each an “Agreement”) providing for: (i) the transfer of all or substantially all of the assets of the corresponding PNC Fund listed in the table below (which offers the classes listed in the table below) (the “PNC Shares”) in exchange solely for shares of each corresponding Federated Fund (the “Federated Shares”); (ii) the distribution of the Federated Shares to the holders of the corresponding outstanding PNC Shares; and (iii) the liquidation and termination of the PNC Funds upon the terms and conditions set forth in the Agreement (each a “Reorganization”).

The above-described Reorganizations were approved by the PNC Funds shareholders at a special meeting of shareholders held on November 5, 2019, and the Reorganizations became effective at 4:00 p.m. Eastern time on November 15, 2019. Accordingly, the “Termination Date” of the voluntary waiver and/or reimbursement of expenses described in the footnote to the table in the section entitled “Risk/Return Summary: Fees and Expenses” shall be changed to the later of: (a) December 1, 2020; or (b) the date of the next effective Prospectus of each Federated Fund.

PNC Funds (each a series of PNC Funds)	Federated Funds (each a series of Money Market Obligations Trust)
PNC Government Money Market Fund	Federated Government Obligations Fund
Class A	Service Shares
Advisor Class	Capital Shares
Class I	Select Shares
PNC Treasury Money Market Fund	Federated U.S. Treasury Cash Reserves
Class A	Service Shares
Class I	Institutional Shares
PNC Treasury Plus Money Market Fund	Federated Treasury Obligations Fund
Institutional Shares	Institutional Shares
Advisor Shares	Capital Shares
Service Shares	Service Shares